Hedging Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Hedging Financial Instruments
13.	HEDGING FINANCIAL INSTRUMENTS

2017

December 31, 2017
NT$
(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$27.0
Cash flow hedges
Forward exchange contracts	7.4

$34.4

Financial liabilities - current
Cash flow hedges
Forward exchange contracts	$15.6

The Company entered into interest rate futures contracts, which are used to partially hedge against the price risk caused by changes in interest rates in the Company’s investments in fixed income securities.

The outstanding interest rate futures contracts consisted of the following:

Maturity Period	Contract Amount (US$ in Millions)
December 31, 2017
March 2018	US$169.4

The Company entered into forward exchange contracts to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). These contracts have maturities of 12 months or less.

Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2017
Sell NT$/Buy EUR	February 2018 to May 2018	NT$2,649.1/EUR75.0

2018

December 31, 2018
NT$
(In Millions)
Financial assets - current
Cash flow hedges
Forward exchange contracts	$23.5

Financial liabilities - current
Fair value hedges
Interest rate futures contracts	$153.9
Cash flow hedges
Forward exchange contracts	1.9

$155.8

Fair value hedge

The Company entered into interest rate futures contracts, which are used to partially hedge against the price risk caused by changes in interest rates in the Company’s investments in fixed income securities. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.

On the basis of economic relationships, the Company expects that the value of the interest rate futures contracts and the value of the hedged financial assets will change in opposite directions in response to movements in interest rates.

The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate future contracts. No other sources of ineffectiveness emerged from these hedging relationships. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses.

The following tables summarize the information relating to the hedges of interest rate risk as of December 31, 2018.

Hedging Instruments	Contract Amount (US$ in Millions)		Maturity
US treasury bonds interest rate futures contracts	US$	330.3	March 2019

Hedged Items	Asset Carrying Amount as of December 31, 2018		Asset Accumulated Amount of Fair Value Hedge Adjustments
	NT$		NT$
	(In Millions)		(In Millions)
Financial assets at FVTOCI		$23,229.5	$(13.5)

The effect for the year ended December 31, 2018 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
NT$
(In Millions)
Hedging Instruments
US treasury bonds interest rate futures contracts	$11.5
Hedged Items
Financial assets at FVTOCI	(13.8)

$(2.3)

Cash flow hedge

The Company entered into forward exchange contracts and foreign currency deposits to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward exchange contracts have maturities of 12 months or less.

On the basis of economic relationships, the Company expects that the value of forward exchange contracts and foreign currency deposits and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates.

The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward exchange contracts and foreign currency deposits. No other sources of ineffectiveness emerged from these hedging relationships. For the year ended December 31, 2018, refer to Note 25(d) for gain or loss arising from changes in the fair value of hedging instruments and the amount transferred to initial carrying amount of hedged items.

The following tables summarize the information relating to the hedges for foreign currency risk as of December 31, 2018.

Hedging Instruments	Contract Amount (in Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contracts	NT$	3,917.7/EUR112.0	February 2019 to April 2019	$23.6

The effect for the year ended December 31, 2018 is detailed below:

Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
NT$
(In Millions)
Hedging Instruments
Forward exchange contracts	$34.6
Foreign currency deposits	6.4

$41.0

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)